Significant Accounting Policies - Property, equipment and software, net (Details)	Dec. 31, 2023
Furniture and electronic equipment
Property, Plant and Equipment
Estimated useful lives	3 years
Vehicles
Property, Plant and Equipment
Estimated useful lives	10 years
Software
Property, Plant and Equipment
Estimated useful lives	5 years